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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Global Equity Value Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
CANADA 1.2%
Suncor Energy, Inc.	304,140	$9,689,900
CHINA 0.3%
58.Com, Inc., ADR (a)	86,228	2,765,332
FINLAND 1.5%
UPM-Kymmene OYJ	534,943	12,246,318
FRANCE 6.3%
Aperam SA	122,366	5,479,385
AXA SA	470,018	11,073,840
BNP Paribas SA	220,906	12,825,486
Casino Guichard Perrachon SA	127,739	5,812,041
CNP Assurances	391,466	6,874,812
Sanofi	91,331	7,367,230
Total		49,432,794
GERMANY 1.9%
Allianz SE, Registered Shares	55,333	8,784,970
Duerr AG	75,868	6,057,186
Total		14,842,156
IRELAND 0.9%
Medtronic PLC	93,742	6,844,103
ISRAEL 0.5%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	2,243,628	4,146,083
ITALY 0.5%
Ei Towers SpA (a)	85,421	3,885,695
JAPAN 9.2%
Fuji Heavy Industries Ltd.	235,700	9,830,472
Hitachi Capital Corp.	217,300	5,400,670
Hoya Corp.	176,600	7,032,419
ITOCHU Corp.	759,300	10,488,421
Mitsui Chemicals, Inc.	1,151,000	5,421,251
Nippon Telegraph & Telephone Corp.	246,600	9,898,806
Nishi-Nippon Financial Holdings, Inc. (a)	506,000	4,754,600
ORIX Corp.	381,800	6,067,769
Starts Corp., Inc.	291,600	5,367,336
Sumitomo Mitsui Financial Group, Inc.	232,900	8,783,654
Total		73,045,398

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS 1.7%
ING Groep NV	661,852	$9,013,808
Koninklijke Ahold Delhaize NV	221,777	4,374,286
Total		13,388,094
NORWAY 1.3%
BW LPG Ltd.	2,143,182	6,872,320
Kongsberg Automotive ASA (a)	5,674,488	3,832,447
Total		10,704,767
SINGAPORE 1.0%
DBS Group Holdings Ltd.	681,500	8,296,136
SOUTH KOREA 1.8%
Hyundai Home Shopping Network Corp.	67,447	6,173,242
Youngone Corp.	328,139	7,720,535
Total		13,893,777
SPAIN 2.3%
ACS Actividades de Construccion y Servicios SA	375,528	11,058,520
Endesa SA	332,963	6,883,134
Total		17,941,654
SWEDEN 0.9%
Hemfosa Fastigheter AB	745,019	6,846,116
UNITED KINGDOM 7.4%
BP PLC, ADR	219,503	7,684,800
Inchcape PLC	937,276	7,135,997
Intermediate Capital Group PLC	905,951	7,685,303
John Wood Group PLC	576,912	5,940,678
Legal & General Group PLC	3,832,888	11,308,279
Paysafe Group PLC (a)	1,352,054	6,565,447
Royal Dutch Shell PLC, Class A	465,746	11,806,337
Total		58,126,841
UNITED STATES 59.4%
AbbVie, Inc.	95,580	5,811,264
Aetna, Inc.	76,643	10,027,970
Alexion Pharmaceuticals, Inc. (a)	13,090	1,604,703
Alphabet, Inc., Class C (a)	10,136	7,683,493
Altria Group, Inc.	149,823	9,578,184
American Tower Corp.	112,600	11,515,602
Apple, Inc.	68,630	7,584,988
Berkshire Hathaway, Inc., Class B (a)	78,148	12,303,621
Biogen, Inc. (a)	6,490	1,908,514

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
BioMarin Pharmaceutical, Inc. (a)	23,570	$2,018,299
BlackRock, Inc.	41,140	15,254,301
Carlisle Companies, Inc.	73,280	8,219,818
Cisco Systems, Inc.	380,494	11,346,331
Citigroup, Inc.	247,578	13,960,923
Citizens Financial Group, Inc.	320,865	10,752,186
Comcast Corp., Class A	158,003	10,982,789
Delta Air Lines, Inc.	123,704	5,960,059
DISH Network Corp., Class A (a)	178,056	10,229,317
Duke Realty Corp.	344,040	8,748,937
Eastman Chemical Co.	105,358	7,914,493
EOG Resources, Inc.	141,047	14,460,138
Exxon Mobil Corp.	285,173	24,895,603
General Mills, Inc.	126,560	7,712,566
Home Depot, Inc. (The)	83,134	10,757,540
Honeywell International, Inc.	82,874	9,442,664
Invesco Ltd.	325,470	10,190,466
Johnson & Johnson	101,520	11,299,176
JPMorgan Chase & Co.	251,691	20,178,067
L-3 Communications Holdings, Inc.	53,510	8,442,273
Lam Research Corp.	78,243	8,295,323
Leidos Holdings, Inc.	184,845	9,464,064
Lockheed Martin Corp.	34,490	9,148,472
MasterCard, Inc., Class A	92,804	9,484,569
Microsoft Corp.	230,605	13,896,257
Morgan Stanley	346,640	14,337,030
PepsiCo, Inc.	116,371	11,648,737
PG&E Corp.	190,452	11,198,578
Philip Morris International, Inc.	128,194	11,316,966
PPG Industries, Inc.	81,330	7,801,987
PVH Corp.	73,570	7,794,006
Quotient Ltd. (a)	516,177	2,224,723
Schlumberger Ltd.	202,304	17,003,651
Simon Property Group, Inc.	42,460	7,627,939

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Thermo Fisher Scientific, Inc.	54,032	$7,570,424
TJX Companies, Inc. (The)	130,463	10,220,471
United Parcel Service, Inc., Class B	88,900	10,305,288
Vertex Pharmaceuticals, Inc. (a)	24,070	1,964,353
Zimmer Biomet Holdings, Inc.	68,110	6,937,685
Total		469,024,808
Total Common Stocks (Cost: $696,526,765)		$775,119,972

Convertible Preferred Stocks 1.3%
United States 1.3%
Hess Corp., 8.000%	149,000	9,993,430
Total Convertible Preferred Stocks (Cost: $8,007,797)		$9,993,430

Warrants —%
UNITED STATES —%
HealthSouth Corp. (a)	2,580	$5,082
Total Warrants (Cost: $—)		$5,082

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	2,303,517	$2,303,679
Total Money Market Funds (Cost: $2,303,517)		$2,303,679
Total Investments
(Cost: $706,838,079) (d)		$787,422,163(e)
Other Assets & Liabilities, Net		2,723,260
Net Assets		$790,145,423

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	12/15/2016	19,372,000 EUR	21,147,797 USD	600,017	—
BNP Paribas	12/15/2016	3,673,000 GBP	4,590,075 USD	—	(7,747)
BNP Paribas	12/15/2016	9,074,000 ILS	2,362,652 USD	—	(6,483)
BNP Paribas	12/15/2016	324,562,000 JPY	3,136,441 USD	296,961	—
BNP Paribas	12/15/2016	17,690,393,000 KRW	15,673,246 USD	588,578	—
BNP Paribas	12/15/2016	64,248,000 NOK	7,860,140 USD	313,116	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	12/15/2016	4,310,000 SGD	3,112,700 USD	105,676	—
BNP Paribas	12/15/2016	22,007,727 USD	28,760,000 AUD	—	(777,384)
BNP Paribas	12/15/2016	18,361,552 USD	24,273,000 CAD	—	(288,958)
BNP Paribas	12/15/2016	13,396,503 USD	13,205,000 CHF	—	(394,253)
BNP Paribas	12/15/2016	2,363,326 USD	15,984,000 DKK	—	(84,686)
BNP Paribas	12/15/2016	745,994 USD	6,658,000 SEK	—	(23,409)
Total				1,904,348	(1,582,920)

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,592,599	125,553,610	(129,842,801)	109	2,303,517	19,397	2,303,679

(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $706,838,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$109,210,000
Unrealized Depreciation	(28,626,000)
Net Unrealized Appreciation	$80,584,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.   Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Canada	9,689,900	—	—	9,689,900
China	2,765,332	—	—	2,765,332
Finland	—	12,246,318	—	12,246,318
France	—	49,432,794	—	49,432,794
Germany	—	14,842,156	—	14,842,156
Ireland	6,844,103	—	—	6,844,103
Israel	—	4,146,083	—	4,146,083
Italy	—	3,885,695	—	3,885,695
Japan	—	73,045,398	—	73,045,398
Netherlands	—	13,388,094	—	13,388,094
Norway	—	10,704,767	—	10,704,767
Singapore	—	8,296,136	—	8,296,136
South Korea	—	13,893,777	—	13,893,777
Spain	—	17,941,654	—	17,941,654
Sweden	—	6,846,116	—	6,846,116
United Kingdom	7,684,800	50,442,041	—	58,126,841
United States	469,024,808	—	—	469,024,808
Total Common Stocks	496,008,943	279,111,029	—	775,119,972
Convertible Preferred Stocks
United States	9,993,430	—	—	9,993,430
Warrants
United States	5,082	—	—	5,082
Investments measured at net asset value
Money Market Funds	—	—	—	2,303,679
Total Investments	506,007,455	279,111,029	—	787,422,163
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,904,348	—	1,904,348
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,582,920)	—	(1,582,920)
Total	506,007,455	279,432,457	—	787,743,591

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 20, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 20, 2017